CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Balances at January 1, 2011 at Dec. 31, 2010	$ 697,394	$ 580,097	$ 310,271	$ (12,044)	$ (180,930)
Balances at January 1, 2011 at Dec. 31, 2010		68,730,731			(10,665,754)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	66,739		66,739
Other comprehensive loss	(9,446)			(9,446)
Cash dividends declared:
Common stock at $0.94 per share in 2013, $1.18 per share in 2012, and $0.78 per share in 2011	(45,659)		(45,659)
Excess tax benefit on share-based compensation	259	259
Exercise of stock options, net of shares purchased (in shares)					23,492
Exercise of stock options, net of shares purchased	(87)	(485)			398
Restricted stock awards, net of forfeitures (in shares)					178,585
Restricted stock awards, net of forfeitures	(914)	(3,935)			3,021
Share-based compensation expense	3,935	3,935
Ending Balances at Dec. 31, 2011	712,221	579,871	331,351	(21,490)	(177,511)
Ending Balances (in shares) at Dec. 31, 2011		68,730,731			(10,463,677)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	67,303		67,303
Other comprehensive loss	2,813			2,813
Cash dividends declared:
Common stock at $0.94 per share in 2013, $1.18 per share in 2012, and $0.78 per share in 2011	(68,650)		(68,650)
Treasury Stock, Shares, Acquired	(460,500)				(460,500)
Treasury Stock, Value, Acquired, Cost Method	(6,806)				(6,806)
Excess tax benefit on share-based compensation	438	438
Exercise of stock options, net of shares purchased (in shares)					75,232
Exercise of stock options, net of shares purchased	(4)	(1,280)			1,276
Restricted stock awards, net of forfeitures (in shares)					164,449
Restricted stock awards, net of forfeitures	(1,076)	(3,922)			2,846
Share-based compensation expense	4,186	4,186
Ending Balances at Dec. 31, 2012	710,425	579,293	330,004	(18,677)	(180,195)
Ending Balances (in shares) at Dec. 31, 2012		68,730,731			(10,684,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,349		48,349
Other comprehensive loss	(12,604)			(12,604)
Cash dividends declared:
Common stock at $0.94 per share in 2013, $1.18 per share in 2012, and $0.78 per share in 2011	(54,161)		(54,161)
Treasury Stock, Shares, Acquired	(750,145)				(750,145)
Treasury Stock, Value, Acquired, Cost Method	(11,778)				(11,778)
Excess tax benefit on share-based compensation	686	686
Exercise of stock options, net of shares purchased (in shares)	841,888				121,597
Exercise of stock options, net of shares purchased	(1,230)	(3,271)			2,041
Restricted stock awards, net of forfeitures (in shares)					115,359
Restricted stock awards, net of forfeitures	(1,329)	(3,435)			2,106
Share-based compensation expense	3,803	3,803
Ending Balances at Dec. 31, 2013	$ 682,161	$ 577,076	$ 324,192	$ (31,281)	$ (187,826)
Ending Balances (in shares) at Dec. 31, 2013		68,730,731			(11,197,685)